Description of Organization and Business Operations - Additional Information (Detail) - USD ($)		12 Months Ended
	May 15, 2025	Dec. 31, 2025	Dec. 31, 2024	Sep. 08, 2025	Mar. 31, 2025
Business Description And Basis Of Presentation [Line Items]
Capital units authorized	41,400,000
Sale of stock, number of shares issued in transaction	414,000,000
Sale of stock, price per share	$ 10
Proceeds from issuance of private placement		$ 3,000,000	$ 0
Transaction costs of stock		4,638,840
Deferred underwriting fees		3,000,000
Other offering cost		1,638,840
Net amounts of withdrawn from working capital requirements		1,000,000
Amount to pay dissolution expenses and net of taxes payable	$ 100,000
Cash		702,154	0
Working capital surplus		74,725,992
Debt conversion, converted instrument, amount		$ 1,500,000
Debt conversion, converted instrument, per share		$ 10
Withdrawal From Working Capital Amount		$ 1,000,000
Common Stock, Par or Stated Value Per Share	$ 10
Proceeds from sale of trust assets to pay expenses		1,000,000	1,000,000
Sponsor Shares Triggering Event Condition [Member]
Business Description And Basis Of Presentation [Line Items]
Common Stock, Par or Stated Value Per Share				$ 12
Working Capital Loan [Member]
Business Description And Basis Of Presentation [Line Items]
Other Short-Term Borrowings		$ 0	$ 0
IPO [Member]
Business Description And Basis Of Presentation [Line Items]
Sale of stock, number of shares issued in transaction		5,400,000
Proceeds from issuance initial public offering	$ 414,000,000	$ 414,000,000
Shares issued, price per share	$ 10
IPO [Member] | BTIG LLC [Member]
Business Description And Basis Of Presentation [Line Items]
Under writers investment value during initial public offering		$ 500,000
Private Placement [Member]
Business Description And Basis Of Presentation [Line Items]
Sale of stock, number of shares issued in transaction		300,000
Sale of stock, price per share					$ 10
Proceeds from issuance of private placement		$ 3,000,000
Shares issued, price per share					$ 11.5
Common Class A [Member]
Business Description And Basis Of Presentation [Line Items]
Proceeds from issuance initial public offering		$ 414,000,000
Common Stock, Par or Stated Value Per Share	0.0001	$ 0.0001	$ 0.0001
Common Class A [Member] | Public Warrant [Member]
Business Description And Basis Of Presentation [Line Items]
Common Stock, Par or Stated Value Per Share	$ 11.5
Private Placement Units [Member] | Sponsor [Member]
Business Description And Basis Of Presentation [Line Items]
Class of warrant or right, outstanding		50,000
Founder Shares [Member] | Sponsor [Member]
Business Description And Basis Of Presentation [Line Items]
Class of warrant or right, outstanding		200,000
Sponsor Class B Shares [Member]
Business Description And Basis Of Presentation [Line Items]
Sponsor shares unvested at closing				1,500,000